Events after the reporting date (Details)								12 Months Ended
	Mar. 07, 2024	Jan. 18, 2024 EUR (€) shares	Jan. 04, 2024 EUR (€) € / shares shares	Dec. 08, 2022 EUR (€)	Nov. 28, 2022 € / shares shares	Aug. 03, 2022	May 16, 2022 EUR (€)	Dec. 31, 2023 shares	Dec. 31, 2022 EUR (€)	Mar. 28, 2024 shares	Jul. 01, 2022 EUR (€) shares
Events after the reporting date
Notional amount		€ 25,000,000
Subscription of borrowings									€ 30,209,000
Finance contract with EIB
Events after the reporting date
Notional amount							€ 50,000,000
Finance contract with EIB, first tranche (Tranche A)
Events after the reporting date
Subscription of borrowings				€ 25,000,000
Interest rate				8.00%			8.00%
Maturity term after the disbursement of the tranche				4 years			4 years
Aggregate amount to be received under the conditions precedent to the EIB Financing							€ 18,000,000
Finance contract with EIB, first tranche (Tranche A) | Financial liabilities at amortized cost
Events after the reporting date
Notional amount				€ 25,000,000
Finance contract with EIB, second tranche (Tranche B)
Events after the reporting date
Notional amount									€ 25,000,000
Interest rate							7.00%
Maturity term after the disbursement of the tranche							3 years
Aggregate amount to be received under the conditions precedent to the EIB Financing							€ 70,000,000
Minimum upfront payments for out-licensing, partnership or royalty transaction							€ 10,000,000
Warrant agreement with the European Investment Bank
Events after the reporting date
Number of warrants issued | shares					2,266,023			2,266,023
Percentage of company's share capital outstanding, issued as warrants					5.40%			5.20%
Exercise price of warrant | € / shares					€ 4.0152
Number of shares per instrument | shares											1
Warrant agreement with the European Investment Bank | Finance contract with EIB
Events after the reporting date
Notional amount											€ 50,000,000
NATiV3 Phase III trial of lanifibranor in non-cirrhotic NASH
Events after the reporting date
Treatment period under study						168 days
LEGEND Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH/NASH and T2D [Member]
Events after the reporting date
Treatment period under study	168 days
Issuance of warrants | Finance contract with EIB
Events after the reporting date
Percentage of share capital held by counterparty if all outstanding warrants are exercised			10.30%
Issuance of warrants | Finance contract with EIB, second tranche (Tranche B)
Events after the reporting date
Number of warrants issued | shares			3,144,654
Percentage of company's share capital outstanding, issued as warrants			6.00%
Exercise price of warrant | € / shares			€ 3.95
Exercise price of warrants as a percentage of volume-weighted average price of the Company's shares			95.00%
Term of warrants			12 years
Shares issuable upon exercise of warrants | shares			3,144,654
Maximum gross proceeds			€ 12,421,383
Issuance of warrants | Warrant agreement with the European Investment Bank | Finance contract with EIB, first tranche (Tranche A)
Events after the reporting date
Number of shares per instrument | shares										1.27
Drawdown of borrowings | Finance contract with EIB
Events after the reporting date
Subscription of borrowings		25,000,000
Drawdown of borrowings | Finance contract with EIB, first tranche (Tranche A)
Events after the reporting date
Aggregate amount to be received under the conditions precedent to the EIB Financing		€ 18,000,000
Drawdown of borrowings | Finance contract with EIB, second tranche (Tranche B)
Events after the reporting date
Number of warrants issued | shares		3,144,654
Subscription of borrowings		€ 25,000,000.0
Interest rate		7.00%
Maturity term after the disbursement of the tranche		3 years
Aggregate amount to be received under the conditions precedent to the EIB Financing		€ 70,000,000
Minimum upfront payments for out-licensing, partnership or royalty transaction		€ 10,000,000
First approval from the central IRB overseeing clinical research in the United States | NATiV3 Phase III trial of lanifibranor in non-cirrhotic NASH
Events after the reporting date
Number of sites operating under central IRB overseeing	152
Percentage of patients randomized in the main cohort	60.00%
Presentation of results from study | LEGEND Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH/NASH and T2D [Member]
Events after the reporting date
Treatment period under study	168 days